Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 4,391,530	¥ 60,050,640
Interest-earning deposits in other banks	105,631,633	53,989,863
Cash, due from banks and interest-earning deposits in other banks	110,023,163	114,040,503	¥ 109,820,547
Trading account assets	49,745,992	46,168,461
Investment securities	62,371,426	62,261,931
Loans—net of unearned income, unamortized premiums and deferred loan fees	127,936,495	119,955,460
Deposits	246,417,384	235,276,781
Funds borrowed:
Call money, funds purchased	5,094,171	3,437,614
Payables under repurchase agreements	35,710,750	40,132,459
Payables under securities lending transactions	1,016,931	1,137,693
Other short-term borrowings	11,137,491	8,438,014
Long-term debt	39,922,322	39,071,755
Trading account liabilities	16,587,151	14,178,275
Foreign
Foreign Activities Disclosure [Line Items]
Cash and due from banks	688,020	738,309
Interest-earning deposits in other banks	12,701,980	17,518,035
Cash, due from banks and interest-earning deposits in other banks	13,390,000	18,256,344
Trading account assets	32,450,982	31,158,079
Investment securities	12,869,037	11,456,886
Loans—net of unearned income, unamortized premiums and deferred loan fees	57,457,037	50,981,148
Deposits	63,114,752	52,278,932
Funds borrowed:
Call money, funds purchased	3,061	18,088
Payables under repurchase agreements	13,531,043	10,730,611
Payables under securities lending transactions	90,061	54,985
Other short-term borrowings	6,380,759	5,058,454
Long-term debt	1,666,451	1,530,782
Total	21,671,375	17,392,920
Trading account liabilities	¥ 8,598,192	¥ 8,611,974